Applicable laws and regulations - Schedule of Statutory Purposes (Details) - Financial assets impaired - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Loans at amortized cost	$ 17,040	$ 10,107
Normal
Statement [Line Items]
Loans at amortized cost	0	0
Special mention
Statement [Line Items]
Loans at amortized cost	0	0
Substandard
Statement [Line Items]
Loans at amortized cost	0	0
Doubtful
Statement [Line Items]
Loans at amortized cost	6,933	0
Unrecoverable
Statement [Line Items]
Loans at amortized cost	$ 10,107	$ 10,107